Revenues	12 Months Ended
Dec. 31, 2025
Revenues [Abstract]
Revenues
15.	Revenues

Revenues are comprised of the following:

	2023	2024	2025
Time charter revenues	24,478	24,205	23,523
Total	24,478	24,205	23,523

The Company, for both of its vessels from each vessel’s delivery, had entered into time charters with Clearlake for a period of three years that included a charterer’s option to renew for a further two one-year periods at predetermined daily rates. On July 12, 2023 the Company entered into an agreement with Clearlake to extend the duration of the fixed period of the time charter parties of both vessels for a fixed term of minimum 30 months and maximum of 36 months. On November 21, 2025 the Company entered into an agreement to extend the duration of the fixed term of the time charter parties for an additional fixed term of minimum 46 months and a maximum of 50 months. Due to the volatility of the charter rates, the Company only accounts for the options when the charterer gives notice that the option will be exercised. The charterer has the full discretion over the ports visited, shipping routes and vessel speed. The contract/charter party generally provides typical warranties regarding the speed and performance of the vessel. The charter party generally has some owner protective restrictions such that the vessel is sent only to safe ports by the charterer, subject always to compliance with applicable sanction laws, and carry only lawful or non-hazardous cargo. As of December 31, 2025, the Company’s vessels are employed under time charters.